Income (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Income (Loss) Per Share
Income (Loss) Per Share

19.Income (Loss) Per Share

The following table sets forth the computation of basic and diluted loss per share for the year ended December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Numerator
Net income (loss) for the year – basic	$12,551	$(34,916)
Gain on financial derivative liability – convertible notes	(27,686)	—
Net loss for the year - diluted	$(15,135)	$(34,916)
Denominator
Basic – weighted average number of shares outstanding	32,646,906	27,753,182
Effect of dilutive securities	8,116,480	—
Diluted – adjusted weighted average number of shares outstanding	40,763,386	27,753,182
Income (Loss) Per Share – Basic	$0.38	$(1.26)
Loss Per Share – Diluted	$(0.37)	$(1.26)

The basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year.

The diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding stock options, and share purchase warrants, in the weighted average number of common shares outstanding during the year, if dilutive.

Share purchase warrants and stock options were excluded from the calculation of diluted weighted average number of common shares outstanding for the year ended December 31, 2022 and 2021 as the warrants and stock options were anti-dilutive.